Note 6 - Long-term Debt (Details) - Summary of Long-term Debt - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Bank loans	$ 49,821,000	$ 54,257,000
Less: Current portion	(18,556,000)	(19,512,000)
Long-term portion	31,265,000	34,745,000
Xingang Shipping Ltd. / Alcinoe Shipping Ltd Borrower [Member]
Debt Instrument [Line Items]
Bank loans	3,800,000	4,200,000
Manolis Shipping Ltd. Borrower [Member]
Debt Instrument [Line Items]
Bank loans	5,000,000	5,200,000
Saf-Concord Shipping Ltd. Borrower [Member]
Debt Instrument [Line Items]
Bank loans	3,750,000	4,250,000
Pantelis Shipping Corp. Borrower [Member]
Debt Instrument [Line Items]
Bank loans	5,680,000	6,240,000
Aggeliki Shipping Ltd. Borrower [Member]
Debt Instrument [Line Items]
Bank loans	3,046,000	3,652,000
Noumea Shipping Ltd. Borrower [Member]
Debt Instrument [Line Items]
Bank loans	8,520,000	9,240,000
Eirini Shipping Ltd. [Member]
Debt Instrument [Line Items]
Bank loans	13,900,000	14,600,000
Euroseas Ltd (Member)
Debt Instrument [Line Items]
Bank loans	$ 6,125,000	$ 6,875,000